Cash and due from banks - Breakdown of pledged deposits by country risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	$ 859,481	$ 1,170,092
Pledged deposits
Other cash and cash equivalents	$ 17,804	$ 18,452
Pledged Deposits Interest Rate Percentage	0.09%	1.55%
Time deposits [Member]
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	$ 110,000	$ 20,000
Deposit Interest Rate Percentage	0.00%	0.00%
Demand Deposit [Member]
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	$ 749,481	$ 1,150,092
Demand Deposit [Member] | Minimum
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	0.03%	1.55%
Demand Deposit [Member] | Maximum
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	3.08%	5.10%
NEW YORK
Pledged deposits
Other cash and cash equivalents	$ 10,000	$ 3,500
NETHERLANDS
Pledged deposits
Other cash and cash equivalents	334
SPAIN
Pledged deposits
Other cash and cash equivalents	18
France
Pledged deposits
Other cash and cash equivalents	50	1,770
Japan
Pledged deposits
Other cash and cash equivalents	1,330	1,470
United Kingdom
Pledged deposits
Other cash and cash equivalents	130
Switzerland
Pledged deposits
Other cash and cash equivalents	3,027	9,567
United State of America
Pledged deposits
Other cash and cash equivalents	11,515	$ 5,645
Mexico
Pledged deposits
Other cash and cash equivalents	790
Canada
Pledged deposits
Other cash and cash equivalents	$ 610